Material Accounting Policies (Details)	12 Months Ended
Jun. 30, 2024
Material Accounting Polices [Line Items]
Estimated useful life	5 years
Income tax rate percentage	25.00%
Social contribution tax rate	9.00%
Bottom of range [member]
Material Accounting Polices [Line Items]
Gross revenue percentage	8.00%
Top of range [member]
Material Accounting Polices [Line Items]
Gross revenue percentage	12.00%